Reconciliation of GAAP Operating Income to Adjusted Income from Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 29, 2023	Jul. 30, 2022	Jul. 29, 2023	Jul. 30, 2022
Income Statement [Abstract]
Operating income	$ 28,044	$ 28,193	$ 53,438	$ 52,078
Adjustment for costs to exit retail stores		(3)		(246)
Impairment of long-lived assets	45		45	108
Other non-recurring items	2	4	2	4
Adjusted income from operations	$ 28,091	$ 28,194	$ 53,485	$ 51,944